Financial Instruments (Details Textual) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Cash and Cash Equivalents [Line Items]
Gains (losses) on cash flow hedges, before tax	[1]	$ (5,661)	$ 84,962	$ 80,693

[1]	These items will be reclassified to Consolidated Statement of Income once they are settled.